WASHINGTON MUTUAL INVESTORS FUND
WASHINGTON MUTUAL INVESTORS FUND SM
Investment objective
The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 58 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees WASHINGTON MUTUAL INVESTORS FUND	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)		Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WASHINGTON MUTUAL INVESTORS FUND	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	0.99%	0.99%	0.50%	none	0.99%	0.74%	0.50%	0.25%	none	none
Other expenses	0.14%	0.13%	0.18%	0.17%	0.17%	0.25%	0.27%	0.26%	0.22%	0.25%	0.17%	0.39%	0.23%	0.16%	0.11%	0.06%
Total annual fund operating expenses	0.62%	1.37%	1.42%	0.66%	0.41%	0.71%	1.50%	1.49%	0.96%	0.49%	1.40%	1.37%	0.97%	0.65%	0.35%	0.30%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example WASHINGTON MUTUAL INVESTORS FUND (USD $)	1 year	3 years	5 years	10 years
Class A	635	762	901	1,305
Class B	639	834	950	1,441
Class C	245	449	776	1,702
Class F-1	67	211	368	822
Class F-2	42	132	230	518
Class 529-A	663	828	1,006	1,512
Class 529-B	672	913	1,076	1,678
Class 529-C	271	510	870	1,879
Class 529-E	118	345	589	1,281
Class 529-F-1	70	197	333	723
Class R-1	143	443	766	1,680
Class R-2	139	434	750	1,646
Class R-3	99	309	536	1,190
Class R-4	66	208	362	810
Class R-5	36	113	197	443
R-6	31	97	169	381

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption WASHINGTON MUTUAL INVESTORS FUND (USD $)	1 year	3 years	5 years	10 years
Class B	139	434	750	1,441
Class C	145	449	776	1,702
Class 529-B	172	513	876	1,678
Class 529-C	171	510	870	1,879

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard & Poor’s 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards and approved by the fund’s board of trustees — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund’s Investment Standards.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total Returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   15.94% (quarter ended June 30, 2003)

Lowest   -20.22% (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2013, was 9.60%.

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Average Annual Returns WASHINGTON MUTUAL INVESTORS FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Lifetime	Average Annual Returns, Inception Date
Class A	A Before taxes	6.04%	0.47%	6.06%	11.59%	Jul. 31, 1952
Class B	B Before taxes	6.66%	0.54%	6.03%	4.92%	Mar. 15, 2000
Class C	C Before taxes	10.61%	0.86%	5.82%	3.75%	Mar. 15, 2001
Class F-1	F-1 Before taxes	12.46%	1.64%	6.64%	4.44%	Mar. 15, 2001
Class F-2	F-2 Before taxes	12.72%			4.82%	Aug. 05, 2008
Class 529-A	529-A Before taxes	5.93%	0.40%	5.97%	4.11%	Feb. 15, 2002
Class 529-B	529-B Before taxes	6.51%	0.42%	5.90%	4.20%	Feb. 19, 2002
Class 529-C	529-C Before taxes	10.52%	0.80%	5.73%	3.82%	Feb. 15, 2002
Class 529-E	529-E Before taxes	12.11%	1.32%	6.28%	4.07%	Mar. 01, 2002
Class 529-F-1	529-F-1 Before taxes	12.65%	1.82%	6.74%	6.48%	Sep. 16, 2002
Class R-1	R-1 Before taxes	11.62%	0.88%	5.81%	3.70%	May 29, 2002
Class R-2	R-2 Before taxes	11.67%	0.86%	5.81%	3.72%	May 31, 2002
Class R-3	R-3 Before taxes	12.09%	1.33%	6.30%	4.44%	Jun. 04, 2002
Class R-4	R-4 Before taxes	12.49%	1.64%	6.63%	4.40%	May 20, 2002
Class R-5	R-5 Before taxes	12.81%	1.94%	6.95%	4.69%	May 15, 2002
R-6	R-6 Before taxes	12.85%			16.40%	May 01, 2009
After Taxes on Distributions Class A	A After taxes on distributions	5.67%	none	5.48%
After Taxes on Distributions and Sale of Fund Shares Class A	A After taxes on distributions and sale of fund shares	4.40%	0.31%	5.21%
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.99%	1.66%	7.10%	10.45%	Jul. 31, 1952
Lipper Growth & Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Growth & Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	15.98%	0.96%	6.74%		Jul. 31, 1952

Class A annualized 30-day yield at April 30, 2013: 1.94%

(For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.